Capital Risk - Disclosure of Movements in Regulatory Capital (Details) £ in Millions	12 Months Ended
Dec. 31, 2025 GBP (£)
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	£ 9,857
CET1 capital, ending period	10,711
AT1 capital, beginning period	2,100
AT1 capital, ending period	2,100
Tier 2 capital, beginning period	1,984
Tier 2 capital, ending period	1,773
Regulatory capital, beginning period	13,941
Regulatory capital, ending period	14,584
- Retained earnings
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	5,258
Increase (decrease) in CET1 capital	901
CET1 capital, ending period	6,159
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	901
- Other reserves
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in CET1 capital	531
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	531
- Goodwill (net of tax)
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(1,129)
Increase (decrease) in CET1 capital	11
CET1 capital, ending period	(1,118)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	11
- Other intangibles
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(340)
Increase (decrease) in CET1 capital	28
CET1 capital, ending period	(312)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	28
- Other intangibles
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in CET1 capital	(522)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	(522)
- Gains or losses on liabilities valued at fair value resulting from changes in own credit standing
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in CET1 capital	1
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	1
- Defined benefit pension fund assets
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(316)
Increase (decrease) in CET1 capital	(62)
CET1 capital, ending period	(378)
Increase (decrease) in AT1 capital	0
Increase (decrease) in Tier 2 capital	0
Increase (decrease) in regulatory capital	(62)
- Dividend accrual
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	(3)
CET1 capital, ending period	(3)
- Capital instruments
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital, beginning period	7,060
Increase (decrease) in CET1 capital	0
CET1 capital, ending period	7,060
AT1 capital, beginning period	2,100
Increase (decrease) in AT1 capital	0
AT1 capital, ending period	2,100
Tier 2 capital, beginning period	2,203
Increase (decrease) in Tier 2 capital	(348)
Tier 2 capital, ending period	1,855
Increase (decrease) in regulatory capital	(348)
- Amount of qualifying items subject to phase out from Tier 2
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in CET1 capital	0
Increase (decrease) in AT1 capital	0
Tier 2 capital, beginning period	182
Increase (decrease) in Tier 2 capital	(182)
Tier 2 capital, ending period	0
Increase (decrease) in regulatory capital	(182)
- Regulatory deductions for instruments issued by subsidiary undertakings or subject to CRD IV amortisation and repurchases
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in CET1 capital	0
Increase (decrease) in AT1 capital	0
Tier 2 capital, beginning period	(401)
Increase (decrease) in Tier 2 capital	319
Tier 2 capital, ending period	(82)
Increase (decrease) in regulatory capital	£ 319